UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter         June 30, 2005
Ended:                                          -------------------------------

Check here if Amendment [ ]; Amendment
Number:                                         --------------------
   This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          John C. Bennett Jr.
               ------------------------------------------------------
Address:       One Logan Square
               ------------------------------------------------------
               24th Floor
               ------------------------------------------------------
               18th and Cherry Streets
               ------------------------------------------------------
               Philadelphia, PA 19103-6996
               ------------------------------------------------------

Form 13F File Number:  10248
28-                    ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mehrdad Mehrespand
                 -------------------------------------------------
Title:           Attorney-in-fact
                 -------------------------------------------------
Phone:           (202) 778-9191
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-    Washington, D.C.      August 15, 2005
      fact                              --------------------   ----------------
--------------------------------------
              [Signature]                  [City, State]          [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

   Form 13F File Number              Name

   28-        04580                  PNC Bank Delaware
   28-        07144                  Wachovia Bank, N.A.
          --------------             ------------------------

   28-        00694                  JP Morgan Chase & Co.
   28-        03545                  Brown Brothers Harriman & Co.
          --------------             ------------------------


                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      4
                                                        -----------------------

Form 13F Information Table Entry Total:                 62
                                                        -----------------------

Form 13F Information Table Value Total:                 187,073
                                                        -----------------------
                                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.            Form 13F File Number         Name

   1              28-04580                     PNC Bank Delaware
   -------        ------------------------     -----------------------------

   2              28-07144                     Wachovia Bank, N.A.
   -------        ------------------------     -----------------------------

   3              28-00694                     JP Morgan Chase & Co.
   -------        ------------------------     -----------------------------

   4              28-03545                     Brown Brothers Harriman & Co.
   -------        ------------------------     -----------------------------

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

                          FORM 13-F INFORMATION TABLE

  COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4           COLUMN 5             COLUMN 6      COLUMN 7       COLUMN 8
-------------      --------------  ----------    ----------    -----------------------  ----------    ----------     ----------

                                                  VALUE        SHRS OR     SH/  PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
  NAME OF
  ISSUER           TITLE OF CLASS    CUSIP       (x$1000)      PRN AMT     PRN  CALL   DISCRETION    MANAGERS    SOLE  SHARED  NONE
-------------      --------------  ----------    ----------    -------     ---  -----  ----------    ----------- ----  ------  ----

3MCO                 Common        88579Y101       $1,634       22,580     SH          Shared-other     1,2,3          22,580

Abbott Labs          Common        0028241000      $319         6,500      SH          Shared-other     2,4            6,500

Adobe Sys Inc        Common        00724F101       $415         14,500     SH          Shared-other     1              14,500

Allstate Corp        Common        020002101       $783         11,400     SH          Shared-other     1              11,400

American Express     Common        025816109       $2,219       41,690     SH          Shared-other     1              41,690
Co

Amgen Inc            Common        031162100       $1,772       29,310     SH          Shared-other     1,4            29,310

Analog Devices       Common        032654105       $1,337       35,830     SH          Shared-other     1              35,830
Inc

Avon Prods Inc       Common        054303102       $1,587       41,920     SH          Shared-other     1,4            41,920

Baker Hughes Inc     Common        057224107       $845         16,520     SH          Shared-other     1              16,520

Bank of America      Common        060505104       $2,432       53,320     SH          Shared-other     1,2            53,320
Corporation

Baxter Intl Inc      Common        071813109       $996         26,850     SH          Shared-other     1              26,850

Biomet Inc           Common        090613100       $692         19,970     SH          Shared-other     1              19,970

BP PLC Spons         Common        055622104       $229         3,668      SH          Shared-other     2,4            3,668
ADR

Cisco Sys Inc        Common        17275R102       $1,670       87,550     SH          Shared-other     1,2            87,550
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

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


Citigroup Inc        Common        172967101       $2,278       49,269     SH          Shared-other     1,4            49,269

Clorox Co            Common        189054109       $673         12,070     SH          Shared-other     1              12,070

Coca Cola Co         Common        191216100       $888         21,280     SH          Shared-other     1,2,4          21,280

Conoco Phillips      Common        20825C104       $592         10,300     SH          Shared-other     1              10,300

Dell Inc             Common        24702R101       $1,657       41,990     SH          Shared-other     1,2,4          41,990

Devon Energy         New Common    25179M103       $1,536       30,300     SH          Shared-other     1              30,300
Corp

Disney Walt Co       Common        254687106       $1,444       57,330     SH          Shared-other     1              57,330

Du Pont E I De       Common        263534109       $777         17,680     SH          Shared-other     1,2            17,680
Nemours & Co

Ebay Inc             Common        278642103       $304         9,200      SH          Shared-other     1              9,200

Entergy Corp         New Common    29364G103       $583         7,720      SH          Shared-other     1              7,720

Exxon Mobil Corp     Common        30231G102       $3,665       63,769     SH          Shared-other     1,2,4          63,769

Fedex Corp           Common        30231G102       $595         7,345      SH          Shared-other     1              7,345

Gap Inc              Common        364760108       $878         44,470     SH          Shared-other     1              44,470

General Elec Co      Common        369604103       $2,499       72,130     SH          Shared-other     1,2,4          72,130

Gilead Sciences      Common        375558103       $1,490       33,870     SH          Shared-other     1              33,870
Inc

Goldman Sachs        Common        38141G104       $1,553       15,220     SH          Shared-other     1              15,220
Group Inc

Hershey Foods        Common        427866108       $1,598       25,730     SH          Shared-other     1,2            25,730
Corp
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

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


Honeywell Intl Inc   Common        438516106       $560         15,300     SH          Shared-other     1              15,300

Illinois Tool Works  Common        452308109       $683         8,570      SH          Shared-other     1,4            8,570
Inc

Intel Corp           Common        458140100       $1,621       62,310     SH          Shared-other     1,2,4          62,310

International        Common        459200101       $1,030       13,890     SH          Shared-other     1,2,4          13,890
Business Machs

Johnson &            Common        478160104       $106,797     1,612,951  SH          Shared-other     1,3            1,612,951
Johnson

Lehman Bros          Common        524908100       $978         9,850      SH          Shared-other     1              9,850
Hldgs Inc

McDonalds Corp       Common        580135101       $1,315       47,370     SH          Shared-other     1              47,370

Medtronic Inc        Common        585055106       $1,916       37,000     SH          Shared-other     1,4            37,000

Mellon Finl Corp     Common        58551A108       $718         25,020     SH          Shared-other     1              25,020

Microsoft Corp       Common        594918104       $2,710       109,100    SH          Shared-other     1,2,4          109,100

Monsanto Co          New Common    61166W101       $1,331       21,170     SH          Shared-other     1              21,170

Motorola Inc         Common        620076109       $1,537       84,150     SH          Shared-other     1              84,150

Network Appliance    Common        64120L104       $311         11,000     SH          Shared-other     1              11,000
Inc

Nike Inc             Class B       654106103       $766         8,850      SH          Shared-other     1              8,850

Pepsico Inc          Common        713448108       $1,964       36,430     SH          Shared-other     1,3            36,430

Pfizer Inc           Common        717081103       $1,786       64,760     SH          Shared-other     1,4            64,760

PG&E Corp            Common        69331C108       $794         21,150     SH          Shared-other     1              21,150
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

Principal Financial  Common        74251V02        $1,094       26,100     SH          Shared-other     1              26,100
Group Inc

Procter & Gamble     Common        742718109       $6,146       115,965    SH          Shared-other     1              115,965
Co

Prudential Finl Inc  Common        744320102       $1,808       27,530     SH          Shared-other     1              27,530

Qualcomm Inc         Common        747525103       $360         10,770     SH          Shared-other     1,3            10,770

Sprint Corp          Common        852061100       $839         33,450     SH          Shared-other     1              33,450

Symantec Corp        Common        871503108       $404         18,570     SH          Shared-other     1              18,570

Tyco Intl Ltd        New Common    402124106       $964         33,000     SH          Shared-other     1              33,000

United Health        Common        91324P102       $1,420       27,240     SH          Shared-other     1              27,240
Group Inc

US Bancorp DEL       New Common    902973304       $1,449       49,620     SH          Shared-other     1              49,620

Verisign Inc         Common        92343E102       $592         20,580     SH          Shared-other     1              20,580

Viacom Inc           Class B       925524308       $1,461       45,630     SH          Shared-other     1,4            45,630

Wal-Mart Stores      Common        931142103       $1,619       33,580     SH          Shared-other     1,4            33,580
Inc

Wells Fargo & Co     Common        949746101       $882         14,320     SH          Shared-other     1,2,4          14,320
New

Yahoo Inc            Common        984332106       $1,278       36,870     SH          Shared-other     1              36,870
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

                                       6